CONSOLIDATED STATEMENT OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (222,776)	$ (31,377)	¥ (610,374)	¥ (205,963)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for allowance for credit losses	19,750	2,782	1,494	105,825
Inventory write-down	152,904	21,536	161,596	89,516
Share-based compensation	103,449	14,570	142,381	196,547
Depreciation and amortization	251,628	35,441	196,543	206,936
Amortization of issuance cost of convertible senior notes	0	0	7,861	23,673
Deferred income tax	(45,591)	(6,421)	(56,115)	(63,655)
Loss on disposal of property and equipment	7,410	1,044	1,229	8,314
Gain (loss) on disposal of investments	0	0	16,967	(150)
(Loss) gain on disposal/acquisition of subsidiaries	(631)	(89)	90,065	0
Share of income (loss) in equity method investment	(6,253)	(881)	3,586	(3,300)
Impairment loss of investments	0	0	8,400	3,541
Unrealized loss related to investment securities	68,031	9,582	97,827	209,956
Exchange loss (gain)	8,530	1,201	804	(14,015)
Impairment of goodwill	35,212	4,960	13,155	0
Fair value change on contingent consideration payable	0	0	9,495	0
Fair value loss/(gain) on derivative liabilities	(24,515)	(3,453)	364,758	0
Gain on repurchase of 1.625% convertible senior notes due 2024	0	0	(7,907)	0
Changes in operating assets and liabilities:
Accounts receivable	226,889	31,957	(42,366)	(98,601)
Inventories	(33,808)	(4,762)	(31,026)	(137,044)
Advances to suppliers	65,942	9,288	158,312	(243,776)
Prepayments and other current assets	(10,890)	(1,532)	(134,949)	3,120
Amounts due from related parties	4,702	662	(8,921)	(19,249)
Operating lease right-of-use assets	143,840	20,259	248,523	(570,777)
Other non-current assets	21,693	3,055	22,812	(28,742)
Accounts payable	(133,511)	(18,805)	57,448	39,311
Notes payable	18,792	2,647	(41,766)	28,783
Income tax payables	(27,375)	(3,856)	(81,162)	(26,693)
Amounts due to related parties	2,403	338	(43,360)	28,796
Accrued expenses and other current liabilities	13,967	1,967	89,566	(254,576)
Other non-current liabilities	(47,313)	(6,664)	0	0
Operating lease liabilities	(144,224)	(20,314)	(252,271)	626,116
Net cash (used in) provided by operating activities	448,255	63,135	382,605	(96,107)
Cash flows from investing activities:
Purchases of property and equipment	(165,007)	(23,241)	(206,956)	(285,586)
Purchases of investment securities	0	0	0	(324,464)
Purchases of short-term investments	(820,633)	(115,583)	(907,790)	(954,905)
Cash outflow upon disposal of equity interest in subsidiaries	0	0	(1,902)	0
Maturity of short-term investments	1,010,477	142,325	10,000	2,388,364
Additions of intangible assets	(65,195)	(9,183)	(52,286)	(67,194)
Investment in equity investees	(172,313)	(24,270)	(63,225)	(163,166)
Net cash paid for business combination	(104,623)	(14,736)	(77,738)	(208,429)
Disposal of equity investments	6,300	887	8,600	0
Loan to a related party	(29,378)	(4,138)	(15,364)	(8,800)
Net cash provided by (used in) investing activities	(340,372)	(47,939)	(1,306,661)	375,820
Cash flows from financing activities:
Payments for public offering cost	0	0	0	(11,075)
Proceeds from short-term borrowings	1,820,689	256,438	1,843,457	548,462
Repayment of short-term borrowings	(1,721,039)	(242,403)	(1,375,847)	0
Repurchase of ordinary shares	0	0	(446,636)	(1,060,353)
Proceeds from sale of a subsidiary's equity interest to Cainiao	0	0	101,189	1,290,847
Cash settlement of derivative liabilities with Cainiao	(73,988)	(10,421)	0	0
Proceeds from exercises of stock options	1	0	3	52
Acquisition of non-controlling interests of subsidiaries	(2,821)	(397)	(5,371)	(17,980)
Dividend Payment	(1,120)	(158)	0	0
Capital contribution from NCI	2,736	385	0	0
Repurchase and redemption of convertible senior notes	0	0	(1,759,973)	0
Payment of contingent consideration for acquisition of Full Jet (Note 9(a))	(32,491)	(4,576)	(7,224)	0
Net cash provided/(used in) by financing activities	(8,033)	(1,132)	(1,650,402)	749,953
Net increase (decrease) in cash, cash equivalents and restricted cash	99,850	14,064	(2,574,458)	1,029,666
Cash, cash equivalents and restricted cash, beginning of year	2,245,724	316,304	4,699,764	3,731,019
Effect of exchange rate changes on cash, cash equivalents and restricted cash	6,721	946	120,418	(60,921)
Cash, cash equivalents and restricted cash, end of year	2,352,295	331,314	2,245,724	4,699,764
Cash and cash equivalents	2,149,531		2,144,020	4,606,545
Restricted cash	202,764	28,559	101,704	93,219
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	2,352,295		2,245,724	4,699,764
Supplemental disclosure of cash flow information:
Cash paid for interest	38,186	5,378	47,141	29,819
Cash paid for income tax	84,770	11,940	163,525	145,606
Supplemental disclosures of non-cash investing and financing activities:
Purchases of property and equipment included in payables	21,654	3,050	23,182	40,591
Consideration payable	0	0	0	220,604
Subscription receivable from a non-controlling shareholder	0	0	0	101,686
Settlement of loan to related parties through offsetting accounts receivable	¥ 0	$ 0	¥ 3,220	¥ 0